Investments - Net Investment Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment Income, Net [Abstract]
Investment income	$ 68,214	$ 47,720	$ 39,385
Investment expenses	(702)	(1,314)	(1,313)
Net investment income	67,512	46,406	$ 38,072
Cash and Cash Equivalents
Investment Income, Net [Abstract]
Investment income	$ 2,300	$ 400